RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - The effects of revision balance sheet (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 10, 2009
Assets	$ 2,070,335	$ 1,205,795
Current liabilities:
Conversion option liability		109,802
Warrant liabilities	6,343	10,854,204
Total current liabilities	253,317	12,011,714
Long term debt:		236,500
Total liabilities	2,918,997	12,248,214
Series A convertible preferred stock	75	170
Common stock	15,569	12,514
Additional paid in capital	19,992,113	6,552,878
Additional paid in capital - deferred compensation
Deficit accumulated during the development stage	(20,856,419)	(17,607,981)
Total stockholders’ deficiency	(848,662)	(11,042,419)	(10,585,325)	(10,381,923)	(11,915,702)	(10,147,338)	143,967	(799,850)	(564,433)	(389,688)	(204,519)	(88,639)	(5,971)	(23,653)
Total liabilities and stockholders' deficiency	2,070,335	1,205,795
Scenario, Previously Reported [Member]
Assets		1,205,795				1,294,358
Current liabilities:
Other current liabilities		1,047,708				444,136
Total current liabilities		1,047,708				444,136
Long term debt:		236,500				0
Total liabilities		1,284,208				444,136
Series A convertible preferred stock		170				150
Common stock		12,514				12,685
Additional paid in capital		10,251,657				4,666,929
Additional paid in capital - deferred compensation		(2,980,218)				(1,581,954)
Deficit accumulated during the development stage		(7,362,536)				(2,247,588)
Total stockholders’ deficiency		(78,413)				850,222
Total liabilities and stockholders' deficiency		1,205,795				1,294,358
Scenario, Adjustment [Member]
Current liabilities:
Conversion option liability		109,802
Warrant liabilities		10,854,204				10,997,560
Other current liabilities		0				0
Total current liabilities		10,964,006				10,997,560
Long term debt:		0				0
Total liabilities		10,964,006				10,997,560
Additional paid in capital		(718,562)				(712,827)
Deficit accumulated during the development stage		(10,245,444)				(10,284,733)
Total stockholders’ deficiency		(10,964,006)				(10,997,560)
Restatement Adjustment [Member]
Assets		1,205,795				1,294,358
Current liabilities:
Conversion option liability		109,802				0
Warrant liabilities		10,854,204				10,997,560
Other current liabilities		1,047,708				444,136
Total current liabilities		12,011,714				11,441,696
Long term debt:		236,500
Total liabilities		12,248,214				11,441,696
Series A convertible preferred stock		170				150
Common stock		12,514				12,685
Additional paid in capital		9,533,095				3,954,102
Additional paid in capital - deferred compensation		(2,980,218)				(1,581,954)
Deficit accumulated during the development stage		(17,607,980)				(12,532,321)
Total stockholders’ deficiency		(11,042,419)				(10,147,338)
Total liabilities and stockholders' deficiency		$ 1,205,795				$ 1,294,358